Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Securities Excluded from Calculation of Weighted Average Common Shares Outstanding
The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the nine months ended September 30, 2012 and 2013:

	Nine Months Ended September 30,
	2012	2013
Redeemable convertible preferred stock:
Series A	5,863,825	—
Series B	2,540,066	—
Series B-1	353,767	—
Series C	4,617,513	—
Warrants to purchase common stock	1,616,113	1,625,728
Warrants to purchase Series A redeemable convertible preferred stock	10,937	—
Warrants to purchase Series C redeemable convertible preferred stock	239,750	—
Common stock subject to repurchase	—	65,000
Stock options	1,802,926	2,569,393

The following securities have been excluded from the calculation of weighted average common shares outstanding because the effect is anti-dilutive for the years ended December 31:

	2010	2011	2012
Redeemable convertible preferred stock:
Series A	5,857,864	5,857,864	5,863,825
Series B	2,540,066	2,540,066	2,540,066
Series B-1	353,767	353,767	353,767
Series C	4,617,513	4,617,513	4,617,513
Warrants to purchase common stock	1,616,113	1,616,113	1,616,113
Warrants to purchase Series A redeemable convertible preferred stock	21,484	21,484	10,937
Warrants to purchase Series C redeemable convertible preferred stock	89,750	89,750	286,625
Stock options	1,681,143	1,936,191	2,202,712